Derivative financial instruments and hedge accounting - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments and hedge accounting
Derivative financial assets	€ 2,005	€ 2,470
Fair value hedges | US Dollars
Derivative financial instruments and hedge accounting
Exchange rate risk deriving from securities	2,326
Positive (negative) exchange differences from the exposure to the exchange rate risk deriving from securities	262
Bonds issued	€ 2,010